Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41773
Entity Registrant Name	Adlai Nortye Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o PO Box 309
Entity Address, Adress Line Two	Ugland House
Entity Address, City or Town	Grand Cayman
Entity Address, Postal Zip Code	KY1-1104
Entity Address, Country	KY
Title of 12(b) Security	American Depositary Shares, each representing three Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	ANL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001944552
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Mazars USA LLP
Auditor Location	New York, New York
Auditor Firm ID	339
Ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	110,700,805
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	93,710,805
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	16,990,000
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Building 6 & 8, 1008 Xiangwang Street
Entity Address, Adress Line Two	Yuhang District
Entity Address, City or Town	Hangzhou
Entity Address, Postal Zip Code	311121
Entity Address, Country	CN
Contact Personnel Name	Yang Lu
Country Region	86
City Area Code	0571
Local Phone Number	2891-8385
Contact Personnel Email Address	ir@adlainortye.com